Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$17,719	$19,773
Accumulated other comprehensive loss – Pension plan	7,937	8,266
Accumulated other comprehensive loss – Unrealized losses on securities	1,618	157
Deferred compensation	4,140	3,908
OREO valuation adjustments	2,322	2,418
Net deferred loan fees	1,397	1,204
Deferred contract bonus	1,074	1,031
Nonvested equity-based compensation	1,115	463
Fixed assets	781	413
Accrued litigation	793	482
Other	2,525	2,813
Total deferred tax assets	$41,421	$40,928
Deferred tax liabilities:
Deferred investment income	10,199	10,199
Pension plan	26,344	26,205
Mortgage servicing rights	3,243	3,153
Partnership adjustments	549	560
Other	596	872
Total deferred tax liabilities	$40,931	$40,989
Net deferred tax asset (liability)	$490	$(61)

Federal and state income taxes
The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2016	2015	2014
Currently payable
Federal	$28,879	$26,153	$27,062
Amortization of qualified affordable housing projects	7,300	6,664	6,869

Deferred
Federal	581	(250)	2,528

Total	$36,760	$32,567	$36,459

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.3)%	(0.5)%	(0.5)%
Bank owned life insurance	(1.2)%	(1.8)%	(1.4)%
Investments in qualified affordable housing projects, net of tax benefits	(1.7)%	(1.9)%	(1.6)%
Other tax credits	—%	(0.9)%	—%
KSOP dividend deduction	(1.0)%	(1.0)%	(1.0)%
Other	0.1%	(0.2)%	(0.2)%
Effective tax rate	29.9%	28.7%	30.3%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2016	2015	2014
January 1 Balance	$558	$532	$518
Additions based on tax positions related to the current year	117	80	76
Additions for tax positions of prior years	38	16	14
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(80)	(70)	(76)
December 31 Balance	$633	$558	$532